Leases (Narrative) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Lease liability	€ 17,788
Right-of-use asset	17,209	€ 15,401
Gelderland [Member]
Statement Line Items [Line Items]
Right-of-use asset	€ 355
Ellomay Solar photovoltaic [Member]
Statement Line Items [Line Items]
Operating lease agreements (Years)	35 years
Lease Expire dates	February, 2056
Lease liability	€ 1,789
Right-of-use asset	€ 1,789
PV Plants [Member] | Gelderland [Member]
Statement Line Items [Line Items]
Operating lease agreements (Years)	1-4 years
Lease Expire dates	Oct. 01, 2024
Machinery Equipment [Member] | Netherlands [Member]
Statement Line Items [Line Items]
Lease liability	€ 355
Right-of-use asset	€ 355